Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Nov. 07, 2024
C000254885
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 10,555	$ 10,522	$ 10,474	$ 10,369	$ 10,359	$ 10,288	$ 10,259	$ 10,198	$ 10,159	$ 10,080	$ 10,026	$ 10,033	$ 10,000
C000254886
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 10,630	10,620	10,537	10,431	10,397	10,283	10,164	10,135	10,204	10,124	10,031	10,032	10,000
C000254887
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 10,564	10,556	10,566	10,424	10,389	10,347	10,378	10,297	10,215	10,097	10,019	10,018	10,000
C000254888
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 10,508	10,468	10,444	10,333	10,353	10,287	10,308	10,218	10,172	10,077	10,041	10,037	10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 10,633	10,563	10,452	10,328	10,343	10,184	10,236	10,200	10,203	9,996	9,936	10,088	10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 10,633	10,563	10,452	10,328	10,343	10,184	10,236	10,200	10,203	9,996	9,936	10,088	10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 10,633	10,563	10,452	10,328	10,343	10,184	10,236	10,200	10,203	9,996	9,936	10,088	10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 10,633	10,563	10,452	10,328	10,343	10,184	10,236	10,200	10,203	9,996	9,936	10,088	10,000
BlackRock iBonds 1-5 Year Corporate Ladder Index
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock iBonds 1-5 Year Corporate Ladder Index
Account Value	$ 10,550	10,517	10,469	10,364	10,353	10,283	10,255	10,195	10,157	10,078	10,025	10,032	10,000
BlackRock iBonds 1-5 Year High Yield and Income Ladder Index
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock iBonds 1-5 Year High Yield and Income Ladder Index
Account Value	$ 10,629	10,619	10,538	10,432	10,397	10,283	10,163	10,135	10,204	10,124	10,031	10,032	10,000
BlackRock iBonds 1-5 Year TIPS Ladder Index
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock iBonds 1-5 Year TIPS Ladder Index
Account Value	$ 10,564	10,556	10,566	10,424	10,388	10,346	10,377	10,296	10,214	10,096	10,017	10,017	10,000
BlackRock iBonds 1-5 Year Treasury Ladder Index
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock iBonds 1-5 Year Treasury Ladder Index
Account Value	$ 10,506	$ 10,466	$ 10,442	$ 10,331	$ 10,353	$ 10,286	$ 10,305	$ 10,215	$ 10,169	$ 10,075	$ 10,040	$ 10,036	$ 10,000